Non-Qualified Deferred Compensation Plan (Details) (Cash [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash [Member]
Deferred Compensation Plan [Line Items]
Cost	$ 5,000	$ 5,000
Gross cumulative unrealized gains
Gross cumulative unrealized losses
Fair value	5,000	5,000
Elected deferred compensation amount	151,308
Amount transferred to trust	$ 5,000